12. INCOME (LOSS) PER COMMON SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
12. INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended March 31,
	2018	2017

Net Income (loss)	$1,027	$(206)
Basic weighted average number of shares outstanding	88,577	946
Net income (loss) per share (basic)	$0.012	$(0.22)
Diluted weighted average number of shares outstanding	1,994,293	946
Net income (loss) per share (diluted)	0.001	(0.22)

Dilutive equity instruments (number of equivalent units):
Stock options	—	—
Preferred stock	410,357	—
Convertible debt	950,338	—
Warrants	545,041
Total Dilutive instruments	1,905,736	—

Basic net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends and deemed dividends on preferred stock by the weighted average number of shares outstanding during the year.

Diluted net income (loss) per share attributable to common stockholders amounts are computed by dividing the net income (loss) plus preferred stock dividends, deemed dividends on preferred stock, after-tax interest on convertible debt and convertible dividends by the weighted average number of shares outstanding during the year, plus Series C convertible preferred stock, convertible debt, convertible preferred dividends and warrants convertible into common stock shares.

Diluted net loss per common share is the same as basic net loss per common share since the Company was operating in a loss position for 2017 and 2016.